Financial instruments and risk management - Interest Rate Risk, Additional Information (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 GBP (£) Derivative	Jan. 31, 2022 EUR (€) Derivative	Dec. 31, 2021 USD ($)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Ratio of floating rate borrowings after impact of derivatives		0.18		0.12			0.18
Ratio of fixed rate borrowings after impact of derivatives		0.82		0.88			0.82
Ratio on net debt basis of floating rate borrowings after offsetting liquid assets		0.10		0.03			0.10
Ratio on net debt basis of fixed rate borrowings after offsetting liquid assets		0.90		0.97			0.90
Ratio of floating rate borrowings, excluding cash and other liquid assets in Canada		0.13		0.07			0.13
Ratio of fixed rate borrowings, excluding cash and other liquid assets in Canada		0.87		0.93			0.87
Interest Rate Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Decrease in pre-tax profit based on 100 basis point increase in interest rates	£ 50	£ 44	£ 31
Increase in pre-tax profit based on 100 basis point decrease in interest rates, or less	£ 50	47	£ 29
Nominal value of floating rate bond		£ 554		$ 0			$ 750
Number of impacted derivatives | Derivative					4	4
Nominal value					£ 672	€ 800
Fixed Rate | Interest Rate Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target for floating to fixed rate debt				50.00%